Financing and Interest (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest on bank loan	CAD 11,439	CAD 12,860
Interest on long-term notes	89,043	90,825
Non-cash financing	4,474	4,340
Accretion on asset retirement obligations (note 11)	8,682	6,174
Financing and interest	CAD 113,638	CAD 114,199